Redeemable Convertible Preferred Stock (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Temporary Equity Disclosure [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The table below shows the quantitative information about the significant unobservable inputs used in the fair value measurement of level 3 conversion feature liability at December 31, 2016:

Expected life of the redemption in years	1.0
Risk free interest rate	0.85%
Expected annual volatility	174.84%
Annual rate of dividends	0%

The table below shows the quantitative information about the significant unobservable inputs used in the fair value measurement of level 3 conversion feature liability at June 30, 2017:

Expected life of the redemption in years	1.0
Risk free interest rate	1.24%
Expected annual volatility	170.64%
Annual rate of dividends	0%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]	The changes in the fair value of the derivative are as follows:
Beginning as of November 4, 2016 (Closing)	$138,562
Decrease in fair value	(1,385)

Ending balance as of December 31, 2016	$137,177

The changes in the fair value of the derivative are as follows:
Beginning as of January 1, 2017	$137,177
Decrease in fair value	(10,250)

Ending balance as of June 30, 2017	$126,927